Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 385
Due from 1 to 5 years, amortized cost	1,375
Due from 5 to 10 years, amortized cost	145
Due after 10 years, amortized cost	553
Total, amortized cost	2,458	SFr 2,949
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	385
Due from 1 to 5 years, fair value	1,420
Due from 5 to 10 years, fair value	164
Due after 10 years, fair value	555
Total, fair value	SFr 2,524	SFr 3,004
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.69%
Due from 1 to 5 years, average yield (as a percent)	0.87%
Due from 5 to 10 years, average yield (as a percent)	1.11%
Due after 10 years, average yield (as a percent)	5.39%
Total, average yield (as a percent)	1.87%